CAPITAL STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 24, 2022	Sep. 30, 2020	Jun. 16, 2020	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares						698,000	[1]
Shares price	$ 23.00
Shares issued in a private placement, net of issue costs						$ 6,732
Shares received					363,718
Number of stock sold	1,150,000			90,888
Gross proceeds from stock sold	$ 26,500			$ 2,600
Net proceeds from stock sold				$ 2,500
Offering Cost	1,800
Management, underwriting and selling expenses	$ 1,600
Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Payment for settlement		$ 1,770
Warrants exercised		397,604
Exercise Price		$ 6.64
Contractual value of warrants exercised description		The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020 (the settlement date) of $9.80 per share and the contract price of $6.64 per share.
Accredited Investors
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares			698,145
Shares price			$ 10.00
Shares issued in a private placement, net of issue costs			$ 6,980
Directors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares			215,000
Shares issued in a private placement, net of issue costs			$ 2,150

[1]	Number of ordinary shares have been retroactively adjusted to reflect the impact of 100:1 reverse stock split on June 5, 2020.